Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment (Tables) [Line Items]
Schedule of Property and Equipment

Property and equipment as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30,	December 31,
	2025	2024
Internally-developed software	$1,795,250	$988,225
Office furniture and equipment	384,368	384,368
Transportation equipment	2,477,034	2,477,034
Leasehold improvements	10,000	10,000
Total property and equipment	4,666,652	3,859,627
Less: accumulated depreciation	(1,816,686)	(1,383,664)
Total property and equipment, net	$2,849,966	$2,475,963

Property, equipment and other fixed assets, net consisted of the following:

	December 31, 2024	December 31, 2023
Internally-developed software	$988,225	$691,745
Furniture	384,368	126,007
Equipment and vehicles	2,477,034	2,220,168
Leasehold improvements	10,000	—
Property and equipment	3,859,627	3,037,920
Accumulated depreciation	(1,383,664)	(748,197)
	$2,475,963	$2,289,723

Heliogen, Inc. [Member]
Property and Equipment (Tables) [Line Items]
Schedule of Property and Equipment

Major classes of property, plant and equipment, consisted of the following:

$ in thousands	Estimated Useful Lives in Years	June 30, 2025	December 31, 2024
Leasehold improvements	5 — 7	$—	$36
Computer equipment	2 — 3	2,004	2,019
Machinery, vehicles and other equipment	5 — 7	—	504
Furniture and fixtures	2	166	321
Total property, plant and equipment		2,170	2,880
Accumulated depreciation		(2,170)	(2,565)
Total property, plant and equipment, net		$—	$315

Major classes of property, plant and equipment, consisted of the following:

	Estimated Useful Lives	December 31,
$ in thousands	in Years	2024	2023
Leasehold improvements	5 – 7	$36	$3,107
Computer equipment	2 – 3	2,019	2,165
Machinery, vehicles and other equipment	5 – 7	504	4,307
Furniture and fixtures	2	321	664
Construction in progress		—	125
Total property, plant and equipment		2,880	10,368
Accumulated depreciation		(2,565)	(4,791)
Total property, plant and equipment, net		$315	$5,577